FINANCIAL ASSETS AND LIABILITIES - Unobservable inputs (Details) - Level 3 - Nonrecurring	Mar. 31, 2020 $ / d daysPerYear
Minimum | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	8,554
Minimum | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	12,715
Minimum | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	5,328
Minimum | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear	1
Maximum | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	15,419
Maximum | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	15,584
Maximum | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	7,754
Maximum | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear	38
Weighted average | Forward freight market rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	15,044
Weighted average | Implied charter rates adjusted for scrubber earnings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	13,857
Weighted average | Ship operating expenses per day, including drydocking costs
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	6,918
Weighted average | Offhire
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input | daysPerYear	5.61